Contractual obligations	12 Months Ended
Dec. 31, 2022
Contractual Obligations
Contractual obligations

35 Contractual obligations

The Company has long-term contractual obligations arising from agreements entered into for the purchase of power inputs. As of December 31, 2022, these obligations amounted to R$8,286,502 (2021: R$6,079,568) and are expected to be settled by 2044.